Investments	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Investments
Investments

(a)     Available for sale investments

	December 31, 2018	December 31, 2017
	(in thousands)
At start of year	$77,589	$68,046
Purchases	80,956	41,701
Sales and maturities	(99,865)	(33,086)
Interest on short term investments	1,329	1,088
Realized gain on sale of short term investments	56	112
Unrealized capital loss – investments	(155)	(272)
At end of year	$59,910	$77,589

The Company classifies its investment in short term investments as available for sale. Short term investments comprise highly liquid investments with maturities of greater than three months and minimum "A-" rated fixed and floating rate securities. Short term investments at December 31, 2018 have an average maturity of 1.22 years compared to 1.58 years at December 31, 2017. The investments are reported at fair value with unrealized gains or losses reported in a separate component of shareholders' equity. Any differences between the cost and fair value of investments are represented by accrued interest and unrealized gains/losses. The fair value of short term investments are represented by level 1 fair value measurements – quoted prices in active markets for identical assets.

The following table represents our available for sale short term investments by major security type as of December 31, 2018:

				Maturity by period
	Cost Total	Unrealized gains / (losses)	Fair Value Total	Less than 1 year	1 to 5 years
	(U.S.$ in millions)
US government debt securities	14.91	(0.07)	14.84	5.96	8.88
Corporate securities	44.92	(1.19)	43.73	11.48	32.25
Term deposits	1.34	—	1.34	0.70	0.64
Total (U.S.$ in millions)	$61.17	($1.26)	$59.91	$18.14	$41.77

The contractual maturity of certain investments in the portfolio is greater than 12 months; however, classification as short-term investments reflects the Company practice and intention in respect of these investments. The company recognizes the unrealized losses in fair value in equity as these unrealized losses on short term investments have been considered as temporary.

(b)    Investments in equity - long term

The Company entered into subscription agreements with a number of funds. Capital totaling $6.2 million had been advanced under the terms of the subscription agreements at December 31, 2018. The Company determined that the interests in the funds meet the definition of equity securities without readily determinable fair values. Effective from 1 January 2018, the Company concluded that the interests held at December 31, 2018 qualify for the NAV practical expedient in ASC 820 'Fair value measurements and disclosures'. An increase in fair value of $0.8 million was recognized in net income during the period bringing the carrying value of the subscriptions to $6.963 million at December 31, 2018. The Company had committed to future investments of $21.3 million in respect of these funds.